Income Taxes (Details) - Schedule of components of income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Domestic	$ (14,146)	$ 4,992	$ 3,392
Foreign	2,141	(3,902)	2,524
Deferred income tax expense benefit	(12,005)	1,090	5,916
Deferred
Domestic	8,745	(4,112)	(2,007)
Foreign	(646)	(13,372)	(386)
Deferred income tax expense benefit	8,099	(17,484)	(2,393)
Total income taxes	$ (3,906)	$ (16,394)	$ 3,523